Investments in Associates (Details) - 12 months ended Dec. 31, 2022 € in Thousands	USD ($)	EUR (€)
Investments in associates
Investments in associates at beginning of period		€ 8
Share of loss from continuing operations		€ (8)
Yarrow Biotechnology, Inc
Investments in associates
Investments in associates at end of period | $	$ 0